REVENUES - Schedule of Revenue (Details) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Contract Balances [Abstract]
Receivables	$ 10,690,713	$ 10,484,211
Contract assets (current)	1,536,473	1,292,564
Receivables and contract assets, net of allowance (current)	12,227,186	11,776,775
Contract assets (non-current)	106,994	46,844
Deferred revenues (current)	4,907,152	4,478,048
Deferred revenues (non-current)	$ 653,954	$ 712,715